SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

On March 6, 2023, our registration statement on Form F-3 (File No. 333-261347) was declared effective by the SEC. We may, from time to time, in one or more offerings, offer and sell up to $70,000,000 of our ordinary shares, par value $0.001 per share, preferred shares, debt securities, warrants, rights, and units, or any combination thereof. Pursuant to General Instruction I.B.5 of Form F-3, in no event will we sell our securities in a public primary offering with a value exceeding more than one-third of our public float in any 12-month period so long as our public float remains below $75 million.